Cash generated by operations	12 Months Ended
Dec. 31, 2022
CASH GENERATED BY OPERATIONS [Abstract]
Cash generated by operations
34. Cash generated by operations

Figures in million - SA rand	Notes	2022	2021	2020
Profit for the year		18,980	33,796	30,622
Royalties	11.1	1,834	2,714	1,765
Carbon tax		(10)	4	5
Mining and income tax	11.2	8,924	13,761	4,858
Interest income	5.1	(1,203)	(1,202)	(1,065)
Finance expense	5.2	2,840	2,496	3,152
Profit before interest, royalties, carbon tax and tax		31,365	51,569	39,337
Non-cash adjusting items:
Amortisation and depreciation	4	7,087	8,293	7,593
Share-based payments	6.8	218	383	512
Loss on financial instruments		4,279	6,279	1,905
Foreign currency exchange adjustment		82	(394)	(410)
Share of results of equity-accounted investees after tax		(1,287)	(1,989)	(1,700)
Impairments/(reversal of impairments)	10	(6)	5,148	(121)
Loss on settlement of US$ Convertible Bond		—	—	1,507
Early redemption premium on the 2025 Notes		—	196	—
Occupational healthcare (gain)/expense	31	(211)	(14)	52
Loss on deconsolidation of subsidiary	8.1	309	—	—
Profit on sale of Lonmin Canada	8.2	(145)	—	—
Change in estimate of environmental rehabilitation obligation		(99)	(162)	(464)
Deferred revenue recognised	32	(290)	(847)	(2,256)
Loss on BTT early settlement	32	—	—	186
Cash adjusting items:
Income on settlement of dispute	8.2	—	—	(580)
Payment of occupational healthcare liability	31	(66)	(240)	(236)
Other non-cash and cash adjusting items		(490)	(438)	(137)
Total cash generated by operations		40,746	67,784	45,188